INTANGIBLES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Loss on impairment of intangible assets						$ 130,000
Intangible asset amortization expense						61,000	61,000
Intangible assets							191,000
Indefinite lived intangible assets						1,200,000	1,200,000
Proceeds from sale of intangible assets	$ 2,000,000.0
Impairment loss		0		0		0	0
Selling price						1,800,000	2,200,000
Gain from sale of consolidated entity							387,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Fly Dreams LLC [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Intangible asset carrying value							163,000
Selling price							550,000
Gain from sale of consolidated entity							$ 387,000
GC Aviation Inc [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Indefinite lived intangible assets		1,200,000		$ 1,200,000		1,200,000
Previously Reported [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Loss on impairment of intangible assets						130,000
Intangible asset amortization expense		$ 15,000	$ 15,000		$ 45,000
Gain from sale of consolidated entity